Share - Based Compensation Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 Y	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested Awards, total compensation cost not yet recognized	$ 7,434
Weighted-average remaining vesting period	2.1
Aggregate number of shares of common stock awarded under the 2007 Plan	2,000
Shares available for future grants	1,959
Compensation expense	6,366	5,631	5,125
Share-based compensation arrangement by share-based payment award, award vesting period		3 years
Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested Awards, total compensation cost not yet recognized	3,670
Weighted-average remaining vesting period	2.1
Equity instruments other than options, nonvested, shares	251	162
Compensation expense	2,325	1,453	1,029
SARs and options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested Awards, total compensation cost not yet recognized	1,951
Weighted-average remaining vesting period	2.4
Weighted-average remaining contractual terms for SARs/stock options outstanding	6.0
Weighted-average remaining contractual terms for SARs/stock options exercisable	4.8
Aggregate intrinsic values of SARs and stock options outstanding	15,023
Aggregate intrinsic values of SARs/stock options exercisable	10,775
Aggregate intrinsic value of the SARs/stock options exercised	13,747	18,526	5,157
Total fair value of shares vested	4,266	2,645	2,673
Compensation expense	2,058	2,473	3,020
Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested Awards, total compensation cost not yet recognized	1,812
Weighted-average remaining vesting period	1.7
Number of goal reaching periods		3
Equity instruments other than options, nonvested, shares	62	222
Performance shares, goal reaching period, tied to Company’s EBITDA		1 year
Compensation expense	1,983	1,705	1,076
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Long-Term Performance Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested Awards, total compensation cost not yet recognized		1,558
Compensation expense		$ 1,020	$ (231)
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years